Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.2%
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.427%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	$1,000	$ 985,284
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.876%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	998,980
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 11.512%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	991,236
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	1,002,695
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.829%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	2,006,892
Total Asset-Backed Securities (identified cost $5,973,227)		$ 5,985,087

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(4)(5)	13,507	$ 175,591
		$ 175,591
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	33,758	$ 103,384
		$ 103,384
Electronic Equipment, Instruments & Components — 0.2%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	633	$ 1,255,157
		$ 1,255,157
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	3,342	$ 43,513
		$ 43,513
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	13,408	$ 292,744
		$ 292,744
Security	Shares	Value
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Cano Health, Inc.(4)(5)	44,627	150,616
Envision Parent, Inc.(4)(5)	58,278	947,018
		$ 1,097,634
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 833,064
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 833,064
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	7,165	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	4,130	$ 332,465
		$ 332,465
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.5%
Mallinckrodt International Finance SA(4)(5)	23,499	$ 2,455,645
		$ 2,455,645
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $7,632,128)		$ 6,589,197

Corporate Bonds — 5.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$175	$ 179,532

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc., 6.875%, 12/15/30(1)	$500	$ 518,515
		$ 698,047
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$239	$ 239,371
5.75%, 4/20/29(1)	950	954,347
United Airlines, Inc.:
4.375%, 4/15/26(1)	145	144,902
4.625%, 4/15/29(1)	325	320,269
		$ 1,658,889
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$375	$ 399,613
		$ 399,613
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 179,648
		$ 179,648
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 436,848
		$ 436,848
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$1,300	$ 1,275,896
		$ 1,275,896
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 938,427
		$ 938,427
Commercial Services — 0.3%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 695,319
Herc Holdings, Inc., 7.00%, 6/15/30(1)	175	181,920
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	500	491,300
		$ 1,368,539
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$925	$ 978,062
		$ 978,062
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.2%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$400	$ 436,301
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	717,397
		$ 1,153,698
Diversified Telecommunication Services — 0.7%
Altice France SA:
5.125%, 1/15/29(1)(6)	$100	$ 86,062
5.50%, 1/15/28(1)	400	354,000
8.125%, 2/1/27(1)(6)	3,175	3,037,571
		$ 3,477,633
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 633,800
		$ 633,800
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,289,887
		$ 1,289,887
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 110,559
		$ 110,559
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 408,245
		$ 408,245
Health Care — 0.6%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,664,934
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,637,229
		$ 3,302,163
Insurance — 0.5%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 612,574
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,775	1,847,452
		$ 2,460,026
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 756,704
		$ 756,704
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 634,969

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$ 349,030
		$ 983,999
Media — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(1)	$650	$ 613,640
		$ 613,640
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$550	$ 564,213
		$ 564,213
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 389,131
		$ 389,131
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 600,109
		$ 600,109
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$1,520	$ 1,614,025
9.00%, 9/30/29(1)	675	700,880
UKG, Inc., 6.875%, 2/1/31(1)	800	826,072
		$ 3,140,977
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 794,692
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	731,198
		$ 1,525,890
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$750	$ 695,903
		$ 695,903
Total Corporate Bonds (identified cost $29,773,782)		$ 30,040,546

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Fixed-Income Funds — 0.5%
SPDR Blackstone Senior Loan ETF	66,000	$ 2,744,280
Total Exchange-Traded Funds (identified cost $3,040,620)		$ 2,744,280

Preferred Stocks — 0.1%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(3)(4)(5)	67,143	$ 537,144
		$ 537,144
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(4)	5,614	$ 133,333
Series G1(4)	3,879	92,126
		$ 225,459
Total Preferred Stocks (identified cost $787,080)		$ 762,603

Senior Floating-Rate Loans — 88.1%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.7%
Air Comm Corp. LLC:
Term Loan, 6.74% - 7.058%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 12/11/31	$1,661	$ 1,666,220
Term Loan, 12/11/31(8)	81	81,022
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.828%, (3 mo. USD Term SOFR + 4.50%), 2/11/32	622	624,599
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(6)	166	133,876
Kaman Corp.:
Term Loan, 6.544% - 6.699%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	1,367	1,364,245
Term Loan, 6.628%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)	128	128,130
Novaria Holdings LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	198	198,543

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	$2,182	$ 2,182,681
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	1,160	1,160,401
Vista Management Holding, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	1,069	1,078,162
		$ 8,617,879
Air Freight & Logistics — 0.3%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	$620	$ 622,577
Stonepeak Nile Parent LLC, Term Loan, 7.079%, (3 mo. USD Term SOFR + 2.75%), 4/9/32	1,000	1,000,875
		$ 1,623,452
Airlines — 0.2%
American Airlines, Inc., Term Loan, 6.575%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$895	$ 894,947
		$ 894,947
Apparel & Luxury Goods — 1.0%
Beach Acquisition Bidco LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	$1,000	$ 1,006,045
Gloves Buyer, Inc., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	2,525	2,458,719
Hanesbrands, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	1,554	1,562,941
		$ 5,027,705
Auto Components — 1.3%
Adient U.S. LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 1/31/31	$773	$ 774,397
Autokiniton U.S. Holdings, Inc., Term Loan, 8.278%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	784	777,911
Clarios Global LP, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	1,136	1,137,994
DexKo Global, Inc., Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 10/4/28	378	373,216
First Brands Group LLC, Term Loan, 9.57%, (3 mo. USD Term SOFR + 5.00%), 3/30/27	1,300	473,688
Garrett LX I SARL, Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	697	698,324
Lippert Colipper, Term Loan, 6.408%, (1 mo. USD Term SOFR + 2.25%), 3/25/32	348	350,211
Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 7/29/29	$1,288	$ 1,301,609
RealTruck Group, Inc., Term Loan, 9.278%, (1 mo. USD Term SOFR + 5.00%), 1/31/28	690	644,252
		$ 6,531,602
Automobiles — 0.4%
Bombardier Recreational Products, Inc.:
Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/22/31	$417	$ 418,092
Term Loan, 12/13/29(9)	275	275,000
MajorDrive Holdings IV LLC, Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	1,219	1,192,395
		$ 1,885,487
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	$571	$ 557,548
Celsius Holdings, Inc.:
Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	154	154,382
Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	544	545,125
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30	126	94,390
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	3,234	3,236,691
Sazerac Co., Inc., Term Loan, 6.70%, (1 mo. USD Term SOFR + 2.50%), 7/9/32	900	906,503
		$ 5,494,639
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.528%, (1 mo. USD Term SOFR + 4.25%), 8/13/30	$594	$ 595,710
Grifols Worldwide Operations USA, Inc., Term Loan, 6.263%, (1 mo. USD Term SOFR + 2.00%), 11/15/27	1,590	1,586,886
		$ 2,182,596
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	$1,059	$ 1,061,448
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	1,365	1,367,819
		$ 2,429,267

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.7%
Cornerstone Building Brands, Inc., Term Loan, 8.65%, (1 mo. USD Term SOFR + 4.50%), 5/15/31	$1,289	$ 1,180,681
LBM Acquisition LLC:
Term Loan, 7.986%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	525	512,903
Term Loan, 6/6/31(9)	475	474,152
MI Windows & Doors LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	765	769,105
Oscar AcquisitionCo LLC, Term Loan, 8.252%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	839	785,312
		$ 3,722,153
Capital Markets — 3.6%
Advisor Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 7/30/32	$783	$ 783,195
AllSpring Buyer LLC, Term Loan, 6.813%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	1,297	1,300,554
Aretec Group, Inc., Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	1,951	1,952,978
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28	760	762,475
Edelman Financial Center LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	1,233	1,235,180
EIG Management Co. LLC, Term Loan, 9.166%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	380	379,969
FinCo I LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/27/29	729	727,892
Focus Financial Partners LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	3,258	3,262,216
Franklin Square Holdings LP, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	988	989,969
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	1,700	1,700,755
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	818	819,495
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	1,383	1,388,846
NEXUS Buyer LLC, Term Loan, 7/31/31(9)	750	750,941
Orion Advisor Solutions, Inc., Term Loan, 7.569%, (3 mo. USD Term SOFR + 3.25%), 9/24/30	594	596,506
Saphilux SARL, Term Loan, 7/18/28(9)	1,000	1,005,310
Victory Capital Holdings, Inc., Term Loan, 9/23/32(9)	975	974,396
		$ 18,630,677
Chemicals — 3.4%
AAP Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/9/31	$447	$ 447,465
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	$1,218	$ 1,223,791
Charter NEX U.S., Inc., Term Loan, 6.925%, (1 mo. USD Term SOFR + 2.75%), 11/29/30	997	1,001,462
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	1,165	1,161,337
GEON Performance Solutions LLC, Term Loan, 8.513%, (3 mo. USD Term SOFR + 4.25%), 8/18/28	290	272,318
INEOS Quattro Holdings U.K. Ltd., Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 4/2/29	968	879,606
INEOS U.S. Finance LLC:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	542	488,380
Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	2,681	2,436,345
Lonza Group AG, Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	1,043	944,938
Minerals Technologies, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	496	497,491
Momentive Performance Materials, Inc., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 3/29/28	1,605	1,615,284
Nouryon Finance BV, Term Loan, 7.424%, (1 mo. USD Term SOFR + 3.25%), 4/3/28	614	615,370
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,563	2,540,859
Orion Engineered Carbons GmbH, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.15%), 9/24/28	288	279,360
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	547	489,970
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	1,219	1,126,885
Tronox Finance LLC, Term Loan, 6.502% - 6.663%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	1,258	1,087,213
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	600	602,502
		$ 17,710,576
Commercial Services & Supplies — 4.4%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	$1,292	$ 1,297,747
Allied Universal Holdco LLC, Term Loan, 8/20/32(9)	2,000	2,009,780
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28	199	199,343

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Belfor Holdings, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	$543	$ 546,002
EnergySolutions LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,008	1,016,188
Foundever Worldwide Corp., Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 8/28/28	1,848	941,639
Garda World Security Corp., Term Loan, 7.174%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	3,218	3,225,890
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(9)	500	504,688
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	3,450	3,453,450
Harsco Corp., Term Loan, 6.528%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	239	239,476
Heritage-Crystal Clean, Inc., Term Loan, 7.885%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	2,190	2,202,495
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	1,945	1,950,601
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	619	620,153
MV Holding GmbH, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 3/17/32	599	599,996
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	916	914,559
Reworld Holding Corp.:
Term Loan, 6.385%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	468	469,299
Term Loan, 6.385%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	26	25,903
Term Loan, 6.386%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	1,532	1,534,487
Term Loan, 6.386%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	119	118,781
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31	622	626,281
TMF Group Holding BV, Term Loan, 7.036%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	368	369,246
		$ 22,866,004
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 5.885%, (1 mo. USD Term SOFR + 1.75%), 10/24/30	$1,127	$ 1,130,769
		$ 1,130,769
Construction Materials — 1.1%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	$249	$ 249,606
Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	$2,033	$ 2,036,763
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 4/14/31	2,604	2,606,401
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	970	970,620
		$ 5,863,390
Consumer Finance — 0.5%
CPI Holdco B LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,674	$ 2,674,241
		$ 2,674,241
Consumer Staples Distribution & Retail — 0.4%
Boots Group Bidco Ltd., Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32	$1,750	$ 1,756,921
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29	414	354,533
		$ 2,111,454
Containers & Packaging — 1.3%
Altium Packaging LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	$469	$ 461,074
Berlin Packaging LLC, Term Loan, 7.604%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	944	947,423
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.338%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	2,602	2,601,702
Owens-Illinois, Inc., Term Loan, 9/30/32(9)	1,000	999,375
Pregis TopCo Corp., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 2/1/29	498	501,490
Proampac PG Borrower LLC, Term Loan, 8.195% - 8.318%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR+ 4.00%), 9/15/28	1,280	1,285,936
		$ 6,797,000
Distributors — 0.0%†
Phillips Feed Service, Inc., Term Loan, 11.263%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)	$51	$ 31,343
		$ 31,343
Diversified Consumer Services — 1.1%
Ascend Learning LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 12/11/28	$1,462	$ 1,462,421
Fugue Finance BV, Term Loan, 1/9/32(9)	500	501,742

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30	$999	$ 999,032
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31	496	498,845
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30	344	345,433
Wand NewCo 3, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 1/30/31	1,669	1,665,087
		$ 5,472,560
Diversified Telecommunication Services — 0.9%
Altice France SA, Term Loan, 9.818%, (3 mo. USD Term SOFR + 5.50%), 8/15/28	$10	$ 10,053
Anuvu Holdings 2 LLC:
Term Loan, 12.126%, (3 mo. USD Term SOFR + 8.00%), 9/27/27(3)	125	125,151
Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)	337	6,199
Level 3 Financing, Inc., Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.25%), 3/29/32	2,575	2,580,298
Lumen Technologies, Inc.:
Term Loan, 6.628%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	276	274,337
Term Loan, 6.628%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	291	289,141
Virgin Media Bristol LLC:
Term Loan, 7.515%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	750	750,577
Term Loan, 7.593%, (3 mo. USD Term SOFR + 3.18%), 3/31/31	850	839,375
		$ 4,875,131
Electric Utilities — 0.8%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	$2,107	$ 2,112,612
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	1,730	1,703,355
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)	220	216,791
		$ 4,032,758
Electrical Equipment — 0.9%
Dynamo Newco II GmbH, Term Loan, 7.78%, (1 mo. USD Term SOFR + 3.50%), 9/30/31	$1,485	$ 1,491,497
Borrower/Description	Principal Amount (000's omitted)	Value
Electrical Equipment (continued)
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	$1,050	$ 1,056,074
WEC U.S. Holdings Ltd., Term Loan, 6.53%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	2,048	2,051,002
		$ 4,598,573
Electronic Equipment, Instruments & Components — 1.3%
Celestica, Inc., Term Loan, 5.916%, (1 mo. USD Term SOFR + 1.75%), 6/20/31	$889	$ 895,416
Chamberlain Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	1,740	1,743,357
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	774	771,098
Ingram Micro, Inc., Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.25%), 9/22/31	200	200,964
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	230	232,336
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	966	974,617
TTM Technologies, Inc., Term Loan, 6.53%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	515	517,768
Verifone Systems, Inc., Term Loan, 9.82%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	537	520,872
Viavi Solutions, Inc., Term Loan, 6/15/32(9)	1,100	1,104,356
		$ 6,960,784
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 15.28%, (1 mo. USD Term SOFR + 11.00%), 4.280% cash, 11.00% PIK, 12/31/25(3)	$95	$ 12,658
Term Loan, 15.28%, (1 mo. USD Term SOFR + 11.00%), 4.280% cash, 11.00% PIK, 12/31/25(3)	824	109,609
PG Investment Co. 59 SARL, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/26/31	1,387	1,393,247
		$ 1,515,514
Engineering & Construction — 0.9%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	$335	$ 334,952
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	419	375,846
Azuria Water Solutions, Inc.:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	702	703,696
Term Loan, 5/17/28(8)	58	58,588

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
Construction Partners, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	$496	$ 498,094
Green Infrastructure Partners, Inc., Term Loan, 6.748%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	875	876,916
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30	1,656	1,667,688
		$ 4,515,780
Entertainment — 1.5%
City Football Group Ltd., Term Loan, 7.778%, (1 mo. USD Term SOFR + 3.50%), 7/22/30	$414	$ 414,935
Creative Artists Agency LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	1,619	1,623,650
EOC Borrower LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 3/24/32	2,495	2,500,926
Pretzel Parent, Inc., Term Loan, 8.663%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	920	921,240
TKO Worldwide Holdings LLC, Term Loan, 6.038%, (3 mo. USD Term SOFR + 2.00%), 11/21/31	1,374	1,377,690
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31	999	1,000,123
		$ 7,838,564
Financial Services — 1.3%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	$992	$ 995,308
Nuvei Technologies Corp., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/17/31	1,494	1,495,691
Orion U.S. Finco, Inc., Term Loan, 5/20/32(9)	675	679,219
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	688	692,060
Stepstone Group Midco 2 GmbH, Term Loan, 8.608%, (3 mo. USD Term SOFR + 4.50%), 12/19/31	773	735,376
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	821	818,823
Walker & Dunlop, Inc., Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	697	697,370
WEX, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 3/5/32	498	496,099
		$ 6,609,946
Food Products — 0.7%
Del Monte Foods, Inc.:
DIP Loan, 13.774%, (1 mo. USD Term SOFR + 9.50%), 4/2/26	$913	$ 880,778
Term Loan, 0.00%, 8/2/28(6)	265	135,849
Term Loan, 0.00%, 8/2/28(6)	235	120,749
Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan, 13.75% - 13.774%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26	$1,234	$ 1,030,480
Term Loan - Second Lien, 0.00%, 8/2/28(6)	1,870	107,507
Golden State Food LLC, Term Loan, 12/4/31(9)	250	250,929
Newly Weds Foods, Inc., Term Loan, 6.386%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	1,172	1,173,774
		$ 3,700,066
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30	$1,988	$ 1,990,224
		$ 1,990,224
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc.:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32	$768	$ 771,078
Term Loan, 7.288% - 7.564%, (3 mo. USD Term SOFR + 3.25%), 6/24/32	55	55,215
		$ 826,293
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb Corp., Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 1/15/31	$1,453	$ 1,455,381
Journey Personal Care Corp., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 3/1/28	1,135	1,128,797
Medline Borrower LP:
Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/28	499	499,246
Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	2,769	2,770,595
		$ 5,854,019
Health Care Providers & Services — 5.4%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$1,712	$ 1,714,375
Cano Health LLC, Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29	217	184,042
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	1,806	613,882
Ceva Sante Animale, Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30	394	395,336
CNT Holdings I Corp., Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	990	990,530

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Concentra Health Services, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 7/26/31	$347	$ 349,118
Electron BidCo, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/1/28	1,762	1,767,577
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	3,127	3,139,511
Global Medical Response, Inc., Term Loan, 10/1/32(9)	1,000	1,001,430
Hanger, Inc.:
Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	1,102	1,105,596
Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)	142	142,959
Heartland Dental LLC, Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 8/25/32	1,122	1,121,632
IVC Acquisition Ltd., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	1,501	1,508,655
MDVIP, Inc., Term Loan, 6.885%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	724	726,817
MED ParentCo LP, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 4/15/31	1,197	1,200,824
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28	746	697,251
National Mentor Holdings, Inc.:
Term Loan, 7.852% - 8.013%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28	862	859,580
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28	25	24,563
Pacific Dental Services LLC, Term Loan, 6.643%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	2,243	2,244,296
Phoenix Guarantor, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	1,079	1,080,469
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	1,703	1,707,458
Raven Acquisition Holdings LLC:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	1,881	1,882,064
Term Loan, 11/19/31(8)	135	135,109
Reverb Buyer, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	1,674	1,288,708
Select Medical Corp., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	918	920,936
TTF Holdings LLC, Term Loan, 7.794%, (6 mo. USD Term SOFR + 3.75%), 7/18/31	253	240,551
U.S. Anesthesia Partners, Inc., Term Loan, 8.645%, (1 mo. USD Term SOFR + 4.25%), 10/1/28	1,080	1,079,833
		$ 28,123,102
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology — 2.5%
athenahealth Group, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$2,986	$ 2,984,067
Cotiviti Corp., Term Loan, 7.03%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	2,494	2,454,215
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	1,604	1,612,638
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	2,443	2,449,044
Press Ganey Holdings, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 4/30/31	1,141	1,139,229
Project Ruby Ultimate Parent Corp., Term Loan, 7.028%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	1,005	1,006,550
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	418	376,969
Waystar Technologies, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	1,099	1,100,563
		$ 13,123,275
Hotels, Restaurants & Leisure — 4.0%
Caesars Entertainment, Inc., Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	$2,266	$ 2,263,144
Fertitta Entertainment LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	1,941	1,940,316
Flutter Financing BV, Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	2,791	2,786,611
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	1,505	1,506,913
Herschend Entertainment Co. LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 5/27/32	374	375,933
Horizon U.S. Finco LP, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.50%), 10/31/31	1,216	1,197,356
IRB Holding Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	1,239	1,240,774
Light & Wonder International, Inc., Term Loan, 6.393%, (1 mo. USD Term SOFR + 2.25%), 4/14/29	2,922	2,933,689
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	1,077	1,053,205
Scientific Games Holdings LP, Term Loan, 7.286%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	1,445	1,434,998
Station Casinos LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 3/14/31	443	443,733
Turquoise Topco Ltd., Term Loan, 8/13/32(9)	1,025	1,026,927
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32	2,400	2,407,812
		$ 20,611,411

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 8.513%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	$1,321	$ 1,110,334
Libbey Glass, Inc., Term Loan, 10.964%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	1,875	1,813,442
Madison Safety & Flow LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 9/26/31	413	414,321
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	923	921,917
Serta Simmons Bedding LLC:
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,284	1,208,913
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	139	139,531
		$ 5,608,458
Household Products — 0.6%
Energizer Holdings, Inc., Term Loan, 6.135%, (1 mo. USD Term SOFR + 2.00%), 3/19/32	$1,796	$ 1,801,479
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,383	1,024,940
		$ 2,826,419
Independent Power and Renewable Electricity Producers — 0.9%
Invenergy Thermal Operating I LLC:
Term Loan, 7.62%, (3 mo. USD Term SOFR + 3.50%), 5/17/32	$1,333	$ 1,345,313
Term Loan, 7.83%, (3 mo. USD Term SOFR + 3.50%), 5/17/32	89	89,916
Lightning Power LLC, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 8/18/31	990	990,435
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	1,990	1,995,171
		$ 4,420,835
Insurance — 4.3%
Acrisure LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	$1,741	$ 1,739,806
Alera Group, Inc., Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	1,700	1,708,253
Alliant Holdings Intermediate LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	3,817	3,810,614
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	2,081	2,082,494
Broadstreet Partners, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 6/13/31	2,154	2,158,611
HUB International Ltd., Term Loan, 6.575%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,249	2,255,297
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
IMA Financial Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	$895	$ 897,237
Ryan Specialty Group LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	1,166	1,168,013
Trucordia Insurance Holdings LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	1,800	1,806,750
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	1,000	1,020,160
USI, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,946	1,945,424
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30	1,469	1,468,601
		$ 22,061,260
Interactive Media & Services — 0.7%
Aragorn Parent Corp., Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	$672	$ 677,023
Foundational Education Group, Inc., Term Loan, 8.528%, (1 mo. USD Term SOFR + 4.25%), 8/31/28	387	345,315
X Corp., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	2,750	2,701,361
		$ 3,723,699
IT Services — 4.0%
Asurion LLC:
Term Loan, 8.263%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	$1,045	$ 1,048,150
Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	1,869	1,864,477
Term Loan - Second Lien, 9.528%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	930	907,912
Term Loan - Second Lien, 9.528%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	250	239,879
Endure Digital, Inc., Term Loan, 7.838%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	2,817	2,042,301
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	1,080	1,064,697
Go Daddy Operating Co. LLC:
Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	949	949,157
Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	877	876,272
Informatica LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	3,064	3,073,450

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	$3,003	$ 2,908,996
Nielsen Consumer, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 10/31/30	1,122	1,121,312
Plano HoldCo, Inc., Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	572	560,682
Rackspace Finance LLC:
Term Loan, 10.54%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	532	539,519
Term Loan - Second Lien, 7.04%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	733	330,604
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	2,965	2,964,678
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32	250	252,188
		$ 20,744,274
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	$990	$ 977,937
Hayward Industries, Inc., Term Loan, 6.778%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	1,467	1,470,688
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	2,245	2,256,904
		$ 4,705,529
Life Sciences Tools & Services — 0.7%
Avantor Funding, Inc., Term Loan, 6.263%, (1 mo. USD Term SOFR + 2.00%), 11/8/27	$89	$ 89,498
ICON Luxembourg SARL, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	592	592,689
Loire Finco Luxembourg SARL, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/21/30	238	238,744
PRA Health Sciences, Inc., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	147	147,669
Sotera Health Holdings LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	2,359	2,365,787
Spectris Plc, Term Loan, 9/24/32(9)	400	401,250
		$ 3,835,637
Machinery — 4.6%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31	$473	$ 472,625
AI Aqua Merger Sub, Inc., Term Loan, 7.28%, (1 mo. USD Term SOFR + 3.00%), 7/31/28	2,495	2,502,656
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 14.458%, (3 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.958% PIK, 2/8/30	$616	$ 458,560
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29	259	215,668
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32	600	603,378
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	500	500,000
Conair Holdings LLC, Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	1,318	838,594
CPM Holdings, Inc., Term Loan, 8.78%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	1,853	1,851,138
Crown Equipment Corp., Term Loan, 6.53%, (1 mo. USD Term SOFR + 2.25%), 10/10/31	995	997,801
Cube Industrials Buyer, Inc., Term Loan, 7.582%, (3 mo. USD Term SOFR + 3.25%), 10/17/31	1,493	1,500,895
EMRLD Borrower LP, Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31	519	516,834
Engineered Machinery Holdings, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28	2,581	2,598,475
Filtration Group Corp., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/21/28	1,565	1,574,114
Gates Global LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	1,247	1,247,307
Icebox Holdco III, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	652	657,635
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	1,909	1,912,801
Roper Industrial Products Investment Co. LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29	1,418	1,421,393
SPX Flow, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 4/5/29	964	969,886
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	3,038	3,049,157
		$ 23,888,917
Media — 0.4%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	$245	$ 245,264
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	597	596,878
Charter Communications Operating LLC, Term Loan, 6.541%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	546	546,268

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Emerald X, Inc., Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	$224	$ 226,027
Hubbard Radio LLC, Term Loan, 8.663%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	320	177,732
Mission Broadcasting, Inc., Term Loan, 6.895%, (1 mo. USD Term SOFR + 2.50%), 6/2/28	264	262,900
		$ 2,055,069
Metals/Mining — 0.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(10)	$224	$ 222,601
Arsenal AIC Parent LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	1,311	1,312,527
PMHC II, Inc., Term Loan, 8.728%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	790	640,414
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	365	358,061
Zekelman Industries, Inc., Term Loan, 6.408%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	675	676,505
		$ 3,210,108
Oil, Gas & Consumable Fuels — 1.6%
Epic Crude Services LP, Term Loan, 6.828%, (3 mo. USD Term SOFR + 2.50%), 10/15/31	$559	$ 559,838
Freeport LNG Investments LLLP, Term Loan, 7.575%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	988	989,293
GIP Pilot Acquisition Partners LP, Term Loan, 6.286%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	470,969
Hilcorp Energy I LP, Term Loan, 6.15%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	821	823,268
ITT Holdings LLC, Term Loan, 6.638%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	1,300	1,302,306
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	494	500,951
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	859	859,530
Oxbow Carbon LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	508	509,007
Stonepeak Bayou Holdings LP, Term Loan, 9/24/32(9)	800	800,000
UGI Energy Services LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	1,141	1,147,750
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	450	450,281
		$ 8,413,193
Borrower/Description	Principal Amount (000's omitted)	Value
Paper & Forest Products — 0.1%
Spa Holdings 3 OYJ, Term Loan, 5/23/30(9)	$500	$ 501,125
		$ 501,125
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	$1,482	$ 1,486,055
		$ 1,486,055
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 8/1/32	$1,000	$ 1,000,830
Bausch Health Cos., Inc., Term Loan, 10.413%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,322	1,305,576
Jazz Financing Lux SARL, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,942	1,945,938
Opal Bidco SAS, Term Loan, 4/28/32(9)	2,000	2,007,750
Padagis LLC, Term Loan, 9.29%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	395	353,874
		$ 6,613,968
Professional Services — 3.6%
AAL Delaware Holdco, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	$1,367	$ 1,371,287
Amspec Parent LLC:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	1,405	1,414,253
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(8)	216	217,905
APFS Staffing Holdings, Inc., Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 12/29/28	221	195,891
Camelot U.S. Acquisition LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	1,459	1,451,697
Citrin Cooperman Advisors LLC:
Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,245	1,241,007
Term Loan, 4/1/32(8)	80	80,065
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32	770	772,418
Term Loan, 3/31/32(8)	179	179,130
CoreLogic, Inc., Term Loan, 7.778%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	2,021	2,024,651
Corporation Service Co., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 11/2/29	477	473,468
Employbridge Holding Co.:
Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	663	431,296

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Employbridge Holding Co.: (continued)
Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	$1,044	$ 184,483
First Advantage Holdings LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/31/31	1,469	1,437,123
Grant Thornton Advisors LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 6/2/31	1,681	1,673,251
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29	966	834,698
iSolved, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/15/30	493	494,631
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	1,464	1,464,110
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	924	881,665
Tempo Acquisition LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	511	500,487
Trans Union LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	1,400	1,400,546
		$ 18,724,062
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	$230	$ 230,562
Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	106	106,629
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	613	614,113
RE/MAX International, Inc., Term Loan, 6.778%, (1 mo. USD Term SOFR + 2.50%), 7/21/28	386	381,171
		$ 1,332,475
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	$274	$ 272,598
First Student Bidco, Inc., Term Loan, 6.711%, (3 mo. USD Term SOFR + 2.50%), 8/15/30	1,847	1,850,523
Hertz Corp.:
Term Loan, 8.064%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	530	475,392
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	294	265,076
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	58	52,174
Kenan Advantage Group, Inc., Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	914	904,343
		$ 3,820,106
Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(6)	$226	$ 89,110
MKS Instruments, Inc., Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	939	940,930
		$ 1,030,040
Software — 10.8%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	$3,866	$ 3,873,493
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(6)	498	114,958
Term Loan, 0.00%, 10/25/28(6)	699	8,594
Term Loan, 0.00%, 10/25/29(6)	1,065	29,280
Aurora Lux Finco SARL, Term Loan, 9/5/32(9)	702	691,470
Avalara, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 3/26/32	150	149,853
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31	2,978	2,985,294
Boxer Parent Co., Inc., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	2,266	2,265,186
Central Parent, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 7/6/29	883	765,887
Cloud Software Group, Inc., Term Loan, 8/13/32(9)	1,000	1,004,205
Cloudera, Inc.:
Term Loan, 8.013%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	1,551	1,529,835
Term Loan - Second Lien, 10.263%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	600	550,500
Clover Holdings 2 LLC, Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.75%), 12/9/31	2,244	2,249,290
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(10)	154	158,878
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	524	487,961
Cornerstone OnDemand, Inc., Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	631	609,392
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	1,340	1,343,017
Drake Software LLC, Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 6/26/31	1,461	1,461,840
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	2,917	2,920,149
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	4,037	4,046,606
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27	1,356	1,347,900
Genesys Cloud Services Holdings II LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 1/30/32	1,500	1,492,342

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
IGT Holding IV AB, Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 9/1/31	$1,056	$ 1,065,240
Marcel LUX IV SARL, Term Loan, 7.37%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	2,767	2,773,809
McAfee LLC, Term Loan, 7.223%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,505	2,399,802
OceanKey (U.S.) II Corp., Term Loan, 12/15/28(9)	1,000	1,002,810
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,325	1,116,128
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	323	335,088
Open Text Corp., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,411	1,411,827
Polaris Newco LLC, Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	1,507	1,455,300
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,469	2,478,518
Project Boost Purchaser LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,318	1,315,425
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	995	993,496
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	398	399,767
Rocket Software, Inc., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	200	200,165
Sabre GLBL, Inc.:
Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	13	12,118
Term Loan, 9.263%, (1 mo. USD Term SOFR + 5.00%), 6/30/28	86	81,215
Term Loan, 10.263%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	554	523,972
SkillSoft Corp., Term Loan, 9.53%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	617	551,998
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	1,451	1,426,929
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	4,303	4,303,948
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% cash, 4.50% PIK, 12/9/29	442	449,852
Vision Solutions, Inc., Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,444	1,399,525
		$ 55,782,862
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 1.5%
Apro LLC, Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	$569	$ 569,677
Great Outdoors Group LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	2,462	2,464,088
Harbor Freight Tools USA, Inc., Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	1,483	1,458,587
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	1,630	1,628,222
LIDS Holdings, Inc., Term Loan, 9.736%, (1 mo. USD Term SOFR + 5.50%), 12/14/26	35	35,204
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	997	998,531
Speedster Bidco GmbH, Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31	821	823,963
		$ 7,978,272
Trading Companies & Distributors — 2.4%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.885%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,049	$ 1,050,334
CD&R Hydra Buyer, Inc., Term Loan, 8.263%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	1,235	1,228,800
Core & Main LP:
Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.00%), 7/27/28	1,272	1,274,045
Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.00%), 2/9/31	593	592,711
DXP Enterprises, Inc., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 10/11/30	686	690,859
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31	762	764,393
Herc Holdings, Inc., Term Loan, 6.255%, (1 mo. USD Term SOFR + 2.00%), 6/2/32	350	352,144
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31	703	700,459
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	498	497,687
Park River Holdings, Inc., Term Loan, 7.802%, (3 mo. USD Term SOFR + 3.25%), 12/28/27	1,147	1,148,437
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	1,867	1,572,611
White Cap Buyer LLC, Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	1,566	1,567,811
Windsor Holdings III LLC, Term Loan, 6.916%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	1,152	1,154,377
		$ 12,594,668

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Transportation Infrastructure — 0.7%
Brown Group Holding LLC:
Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	$382	$ 382,568
Term Loan, 6.913% - 7.058%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31	1,323	1,327,177
KKR Apple Bidco LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	2,099	2,101,629
		$ 3,811,374
Total Senior Floating-Rate Loans (identified cost $467,373,635)		$456,041,586

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(11)	31,140,895	$ 31,140,895
Total Short-Term Investments (identified cost $31,140,895)		$ 31,140,895
Total Investments — 103.0% (identified cost $545,721,367)		$533,304,194
Less Unfunded Loan Commitments — (0.2)%		$ (941,622)
Net Investments — 102.8% (identified cost $544,779,745)		$532,362,572
Other Assets, Less Liabilities — (2.8)%		$(14,516,420)
Net Assets — 100.0%		$517,846,152

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $34,388,404 or 6.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At September 30, 2025, the total value of unfunded loan commitments is $970,997.
(9)	This Senior Loan will settle after September 30, 2025, at which time the interest rate will be determined.
(10)	Fixed-rate loan.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
Abbreviations:
DIP	– Debtor In Possession
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $31,140,895, which represents 6.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$20,058,577	$129,926,475	$(118,844,157)	$ —	$ —	$31,140,895	$770,191	31,140,895
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 5,985,087	$ —	$ 5,985,087
Common Stocks	43,513	5,290,527	1,255,157	6,589,197
Corporate Bonds	—	30,040,546	—	30,040,546
Exchange-Traded Funds	2,744,280	—	—	2,744,280
Preferred Stocks	—	225,459	537,144	762,603
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	454,681,128	418,836	455,099,964
Warrants	—	—	0	0
Short-Term Investments	31,140,895	—	—	31,140,895
Total Investments	$33,928,688	$496,222,747	$2,211,137	$532,362,572
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.